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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Strome Investment Management, L.P.
           -------------------------------------------------
Address:   100 Wilshire Blvd., Suite 1750
           -------------------------------------------------
           Santa Monica, CA  90401
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -  04963
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael D. Achterberg
             -----------------------------------------------
Title:       Chief Financial Officer
             -----------------------------------------------
Phone:       (310) 917-6600
             -----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael D. Achterberg        Santa Monica, CA        February 12, 2008
------------------------------    --------------------    --------------------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        ---------------------

Form 13F Information Table Entry Total: 34
                                        ---------------------

Form 13F Information Table Value Total: $157,647
                                        ---------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 13F         File No.        Name

01              28-4168         Mark Strome



                                                           FORM 13F INFORMATION TABLE

        COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN4        COLUMN5           COLUMN6    COLUMN7       COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                                           VALUE   SHRS OR    SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER              TITLE OF         CUSIP   (x1000)  PRN AMT    PRN   CALL  DISCRETION*   MGRS   SOLE    SHARED   NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES
LTD CMN                       COM              008474108   2,732     50,000   SH          DEFINED      1         50,000
ALLIANCE HOLDINGS GP
LP CMN                        COM              01861G100     100      4,200   SH          DEFINED      1          4,200
ANADARKO PETROLEUM
CORP CMN                      COM              032511107   6,569    100,000   SH          DEFINED      1        100,000
BARRICK GOLD
CORPORATION CMN               COM              067901108   1,051     25,000   SH          DEFINED      1         25,000
BREITBURN ENERGY
PARTNERS LP CMN               COM              106776107  21,407    740,740   SH          DEFINED      1        740,740
BRINK'S COMPANY (THE)
CMN                           COM              109696104   5,974    100,000   SH          DEFINED      1        100,000
CAMECO CORPORATION
CMN                           COM              13321L108   1,991     50,000   SH          DEFINED      1         50,000
CHENIERE ENERGY
PARTNERS, L.P. CMN            COM              16411Q101   1,092     68,000   SH          DEFINED      1         68,000
CITIGROUP INC. CMN            COM              172967101   1,472     50,000   SH          DEFINED      1         50,000
CONSTELLATION
ENERGY PARTNERS
*LLC CMN                      COM              21038E101  19,869    615,137   SH          DEFINED      1        615,137
COPANO ENERGY, L.L.C.
CMN                           COM              217202100   4,217    116,000   SH          DEFINED      1        116,000
DEVON ENERGY
CORPORATION (NEW)
CMN                           COM              25179M103   5,335     60,000   SH          DEFINED      1         60,000
EAGLE ROCK ENERGY
PARTNERS, LP CMN UNITS        COM              26985R104   3,309    180,995   SH          DEFINED      1        180,995
EL PASO PIPELINE
PARTNERS, L.P*. UNITS
REPRESENTING LIMITED
PATNERSHIP INTERESTS          COM              283702108   1,303     52,000   SH          DEFINED      1         52,000
ENCANA CORPORATION
CMN                           COM              292505104   5,097     75,000   SH          DEFINED      1         75,000


                                                           FORM 13F INFORMATION TABLE

        COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN4        COLUMN5           COLUMN6    COLUMN7       COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                                           VALUE   SHRS OR    SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER              TITLE OF         CUSIP   (x1000)  PRN AMT    PRN   CALL  DISCRETION*   MGRS   SOLE    SHARED   NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
FRONTEER
DEVELOPMENT GROUP
INC*. CMN                     COM              35903Q106     448     45,000   SH          DEFINED      1         45,000
GENESIS ENERGY, L.P.
COMMON STOCK                  COM              371927104     447     19,000   SH          DEFINED      1         19,000
HECLA MINING CO. CMN          COM              422704106   1,870    200,000   SH          DEFINED      1        200,000
INERGY HOLDINGS, L.P.
CMN                           COM              45661Q107     229      5,300   SH          DEFINED      1          5,300
KINROSS GOLD CORP
CMN                           COM              496902404   3,680    200,000   SH          DEFINED      1        200,000
LINN ENERGY, LLC CMN
UNITS REPSTG LTD
LIABILITY CO INTERESTS        COM              536020100  28,535  1,140,012   SH          DEFINED      1      1,140,012
NEWMONT MINING
CORPORATION CMN               COM              651639106   4,883    100,000   SH          DEFINED      1        100,000
OSG AMERICA L.P. CMN          COM              671028108     538     29,000   SH          DEFINED      1         29,000
PAN AMERICAN SILVER
CORP CMN                      COM              697900108   8,558    245,000   SH          DEFINED      1        245,000
RANDGOLD RESOURCES
LIMITED ADR CMN               COM              752344309   5,570    150,000   SH          DEFINED      1        150,000
RANGE RESOURCES
CORPORATION CMN               COM              75281A109   5,136    100,000   SH          DEFINED      1        100,000
SPECTRA ENERGY
PARTNERS LP CMN               COM              84756N109     194      8,100   SH          DEFINED      1          8,100
TALISMAN ENERGY INC.
CMN                           COM              87425E103   4,899    264,500   SH          DEFINED      1        264,500
URANIUM RESOURCES
INC CMN                       COM              916901507     437     35,000   SH          DEFINED      1         35,000
VALERO ENERGY
CORPORATION CMN               COM              91913Y100   1,751     25,000   SH          DEFINED      1         25,000
CALL/VLO(ZPYAQ)
@  85 EXP 01/19/2008          CALL             91913Y100       5      2,000   SH    CALL  DEFINED      1          2,000
VANGUARD NATURAL
RESOURCES LLC CMN             COM              92205F106     800     50,000   SH          DEFINED      1         50,000


                                                           FORM 13F INFORMATION TABLE

        COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN4        COLUMN5           COLUMN6    COLUMN7       COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                                           VALUE   SHRS OR    SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER              TITLE OF         CUSIP   (x1000)  PRN AMT    PRN   CALL  DISCRETION*   MGRS   SOLE    SHARED   NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES
INC. (THE) CMN                COM              969457100   8,051    225,000   SH          DEFINED      1        225,000
WILLIAMS PARTNERS L.
P. CMN                        COM              96950F104      98      2,500   SH          DEFINED      1          2,500

*INVESMENT  DISCRETION  OVER ALL  SECURITIES  REPORTED  IS SHARED WITH THE OTHER MANAGER ON WHOSE BEHALF THIS FORM 13F REPORT IS
BEING FILED.



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